Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II (the “Depositor”)

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Goldman Sachs Mortgage Company

(collectively, the “Specified Parties”)

Re:	GS Mortgage Securities Corporation Trust 2022-SHIP (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2022-SHIP (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 8 July 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 July 2022

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note, evidencing a one-year (subject to one one-year extension option) floating rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by the borrowers’ fee simple interests in eight industrial warehouse and distribution properties located throughout eight states (each, a “Property” and collectively, the “Properties”) and
c.	The Mortgage Loan has two related floating rate mezzanine loans (the “Mezzanine A Loan” and “Mezzanine B Loan,” respectively, and collectively, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property that is expected to be as of 18 July 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Properties, Mezzanine Loans, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Due Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loans as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Due Date,
b.	Maturity Date,
c.	Mezzanine Debt Maturity Date A,
d.	Mezzanine Debt Maturity Date B and
e.	Fully Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Term To Maturity (Mos.) and
ii.	Fully Extended Original Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine A Loan are interest-only for their entire terms, including the extension period options. The Depositor instructed us to assume that the Mezzanine B Loan is interest-only for its entire term, including the extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term To Maturity (Mos.),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loans (the “Original Interest-Only Period (Mos.)”),
b.	Use “0” for the original amortization term of the Mortgage Loan and Mezzanine Loans (the “Original Amortization Term (Mos.)”),
c.	Use “0” for the remaining amortization term of the Mortgage Loan and Mezzanine Loans (the “Remaining Amortization Term (Mos.)”),
d.	Use “0” for the fully extended amortization term of the Mortgage Loan and Mezzanine Loans (the “Fully Extended Amortization Term”),
e.	Use the “Mortgage Loan Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance ($)”),
f.	Use the “Mezzanine Debt Original Amount A ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine A Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance A ($)”) and
ii.	The principal balance of the Mezzanine A Loan as of the “Mezzanine Debt Maturity Date A” of the Mezzanine A Loan (the “Mezzanine Debt Maturity Balance A ($)”) and
g.	Use the “Mezzanine Debt Original Amount B ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mezzanine B Loan as of the Reference Date (the “Mezzanine Debt Cut-Off Date Balance B ($)”) and
ii.	The principal balance of the Mezzanine B Loan as of the “Mezzanine Debt Maturity Date B” of the Mezzanine B Loan (the “Mezzanine Debt Maturity Balance B ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 9

7.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Original Amount B ($),
c.	Mezzanine Debt Cut-Off Date Balance A ($),
d.	Mezzanine Debt Cut-Off Date Balance B ($),
e.	Mezzanine Debt Maturity Balance A ($),
f.	Mezzanine Debt Maturity Balance B ($),
g.	Mezzanine Gross Margin A and
h.	Mezzanine Gross Margin B,

as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Debt Original Balance ($),
ii.	Total Mezzanine Debt Cut-Off Date Balance ($),
iii.	Total Mezzanine Debt Maturity Balance ($) and
iv.	Total Mezzanine Margin

of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Total Mezzanine Debt Original Balance ($),
c.	Mortgage Loan Cut-off Date Balance ($),
d.	Total Mezzanine Debt Cut-Off Date Balance ($),
e.	Mortgage Loan Balloon Balance ($),
f.	Total Mezzanine Debt Maturity Balance ($),
g.	Margin and
h.	Total Mezzanine Margin,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance ($),
ii.	Total Loan Cut-Off Date Balance ($),
iii.	Total Loan Maturity Balance ($) and
iv.	Total Debt Margin

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Allocated Mortgage Loan Amount ($),
b.	Mezzanine A Allocated Loan Amount ($) and
c.	Mezzanine B Allocated Loan Amount ($),

as shown on the Final Data File, we recalculated the:

i.	Total Mezzanine Allocated Loan Amount ($) and
ii.	Allocated Total Loan Amount ($)

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 9

10.	Using the:
a.	Original Term To Maturity (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Fully Extended Original Term and
d.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Fully Extended Remaining Term

of the Mortgage Loan and Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Margin,
b.	Mezzanine Gross Margin A,
c.	Mezzanine Gross Margin B,
d.	Total Mezzanine Margin,
e.	Total Debt Margin and
f.	SOFR Floor,

as shown on the Final Data File, and a SOFR assumption of 1.50000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Rate (%),
ii.	Mezzanine Debt Interest Rate A,
iii.	Mezzanine Debt Interest Rate B,
iv.	Total Mezzanine Debt Interest Rate and
v.	Total Loan Interest Rate

of the Mortgage Loan, Mezzanine Loans and Total Debt associated with Mortgage Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Margin and
b.	SOFR Strike Cap,

as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At SOFR Cap)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 9

13.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate (%),
c.	Mortgage Loan Interest Rate (At SOFR Cap) and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Payment ($),
ii.	Mortgage Loan Annual Debt Service ($) and
iii.	Mortgage Loan Annual Debt Service at SOFR Cap ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Payment ($)” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($)” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Payment ($),” as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service at SOFR Cap ($)” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At SOFR Cap),” as shown on the Final Data File, and
iii.	365/360 and

b.	12.

Attachment A Page 7 of 9

14.	Using the:
a.	Mezzanine Debt Original Amount A ($),
b.	Mezzanine Debt Interest Rate A and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph(s) of this Item, we recalculated the “Mezzanine Debt Annual Payment A ($)” of the Mezzanine A Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment A ($)” of the Mezzanine A Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mezzanine Debt Original Amount A ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt Interest Rate A,” as shown on the Final Data, and
iii.	365/360 and

b.	12.

15.	Using the:
a.	Mezzanine Debt Original Amount B ($),
b.	Mezzanine Debt Interest Rate B and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph(s) of this Item, we recalculated the “Mezzanine Debt Annual Payment B ($)” of the Mezzanine B Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Debt Annual Payment B ($)” of the Mezzanine B Loan as the product of:

a.	1/12th of the product, rounded to two decimal places, of:
i.	The “Mezzanine Debt Original Amount B ($),” as shown on the Final Data File,
ii.	The “Mezzanine Debt Interest Rate B,” as shown on the Final Data File, and
iii.	365/360 and

b.	12.

Attachment A Page 8 of 9

16.	Using the:
a.	Mezzanine Debt Annual Payment A ($) and
b.	Mezzanine Debt Annual Payment B ($),

as shown on the Final Data File, we recalculated the “Total Mezzanine Annual Payment ($)” of the Mezzanine Loans. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using the:
a.	Mortgage Loan Annual Debt Service ($) and
b.	Total Mezzanine Annual Payment ($),

as shown on the Final Data File, we recalculated the “Total Loan Annual Payment ($)” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

18.	Using the:
a.	Mortgage Loan Annual Debt Service ($),
b.	Mortgage Loan Annual Debt Service at SOFR Cap ($),
c.	Underwritten Net Operating Income ($),
d.	Underwritten Net Cash Flow ($),
e.	Mortgage Loan Cut-off Date Balance ($),
f.	Allocated Mortgage Loan Amount ($),
g.	Mortgage Loan Balloon Balance ($),
h.	Appraised Value ($),
i.	Total SF and
j.	Footprint SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	Mortgage Loan NCF DSCR at SOFR cap,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Mortgage Loan Cut-off Date LTV Ratio (%),
vii.	Mortgage Loan LTV Ratio at Maturity (%),
viii.	% of Initial Pool Balance,
ix.	Loan Per Total SF ($) and
x.	Loan Per Footprint SF ($)

of the Mortgage Loan, and with respect to viii. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Attachment A Page 9 of 9

19.	Using the:
a.	Total Loan Annual Payment ($),
b.	Total Loan Cut-Off Date Balance ($),
c.	Total Loan Maturity Balance ($),
d.	Underwritten Net Operating Income ($),
e.	Underwritten Net Cash Flow ($) and
f.	Appraised Value ($),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan NOI DSCR,
ii.	Total Loan NCF DSCR,
iii.	Total Debt Loan NOI Debt Yield,
iv.	Total Debt Loan NCF Debt Yield,
v.	Total Loan LTV and
vi.	Total Loan Maturity Date LTV

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Amended and Restated Mortgage Promissory Note (see Note 1)	7 July 2022

Amended and Restated Mortgage Loan Agreement (see Note 1)	7 July 2022

Mezzanine A Loan Agreement (see Note 1)	7 July 2022

Amended and Restated Cash Management Agreement (see Note 1)	17 June 2022

Amended and Restated Mortgage Loan Guaranty Agreement (see Note 1)	17 June 2022

Amended and Restated Environmental Indemnity Agreement (see Note 1)	17 June 2022

Allocated Mortgage Loan and Mezzanine Loan(s) Amount Schedule	Not Dated

Original Mortgage Loan Settlement Statements	Various

Exhibit 1 to Attachment A

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Engineering Reports	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	16 June 2022

Phase I Environmental Reports	Various

USPS Internet Site (www.usps.com)	Not Applicable

Environmental Insurance Policies	Not Dated

Pro Forma Title Policies	Not Dated

Tenant Lease Agreements	Various

Tenant Lease Abstracts	Various

Amended and Restated Master Property Management Agreement	7 December 2021

Owner Joinder Agreements	Various

Amended and Restated Assignment of Management Agreement (see Note 1)	17 June 2022

CoStar Market Reports	Various

Original Facility Reports	Various

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report or Engineering Report
City (see Notes 1 and 13)	Appraisal Report or USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report or USPS Internet Site (www.usps.com)
General Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Flood Zone	Engineering Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total SF	Underwritten Rent Roll
Footprint SF	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Rent Steps Date	Underwritten Rent Roll
Clear Ceiling Height (ft)	Original Facility Report or Appraisal Report
# Dock High Doors	Original Facility Report or Appraisal Report
# of Dock Grade Doors	Original Facility Report or Appraisal Report
Office Build Out %	Original Facility Report or Appraisal Report
Land Acreage	Original Facility Report or Appraisal Report
# Parking Spaces	Original Facility Report or Appraisal Report
Property Manager	Amended and Restated Master Property Management Agreement, Owner Joinder Agreement or Amended and Restated Assignment of Management Agreement

Exhibit 2 to Attachment A

Third Party Information:

Characteristic	Source Document(s)

Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Appraised Value ($) (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Insurance Required (Y/N)	Environmental Insurance Policy

Major Tenant Information:

Characteristic	Source Document(s)

Single Tenant (Y/N)	Underwritten Rent Roll
Largest Tenant	Underwritten Rent Roll
Largest Tenant Sq Ft (see Note 3)	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
Second Largest Tenant Sq Ft	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
Third Largest Tenant Sq Ft	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll
Fourth Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll
Fifth Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A

Underwriting Information: (see Note 4)

Characteristic	Source Document(s)

Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Other Reserve ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront RE Tax Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing RE Tax Reserve ($)	Amended and Restated Mortgage Loan Agreement
Upfront Insurance Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Insurance Reserve ($)	Amended and Restated Mortgage Loan Agreement
Upfront Replacement Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Replacement Reserve ($)	Amended and Restated Mortgage Loan Agreement
Replacement Reserve Caps ($)	Amended and Restated Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing TI/LC Reserve ($)	Amended and Restated Mortgage Loan Agreement
TI/LC Caps ($)	Amended and Restated Mortgage Loan Agreement
Upfront Debt Service Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Debt Service Reserve ($)	Amended and Restated Mortgage Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Deferred Maintenance Reserve ($)	Amended and Restated Mortgage Loan Agreement
Upfront Environmental Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Environmental Reserve ($)	Amended and Restated Mortgage Loan Agreement
Ongoing Other Reserve ($)	Amended and Restated Mortgage Loan Agreement
Other Reserve Description	Amended and Restated Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Originator	Amended and Restated Mortgage Loan Agreement
Originator Entity Type	Amended and Restated Mortgage Loan Agreement
Allocated Mortgage Loan Amount ($)	Allocated Mortgage Loan and Mezzanine Loan(s) Amount Schedule

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Name of Mezzanine Lender A	Mezzanine A Loan Agreement
Mezzanine A Allocated Loan Amount ($)	Allocated Mortgage Loan and Mezzanine Loan(s) Amount Schedule
Mezzanine Debt Maturity Date A	Mezzanine A Loan Agreement
Mezzanine B Allocated Loan Amount ($)	Allocated Mortgage Loan and Mezzanine Loan(s) Amount Schedule
Mortgage Loan Index (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Float Rate Change Frequency (Mos) (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
SOFR Floor (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
SOFR Cap After Extension (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
SOFR Lookback Days (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Options (Y/N) (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Options (#/Mos) (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Extension Spread Increase Description (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
First Extension Fee (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Second Extension Fee (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Third Extension Fee (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Fourth Extension Fee (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Fully Extended Maturity Date (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Interest Accrual Method (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Interest Accrual Period (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Last IO Due Date (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Due Date (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Grace Period – Late Fee (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Grace Period – Default (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Amortization Type (see Notes 5 and 6)	Amended and Restated Mortgage Loan Agreement and Mezzanine A Loan Agreement
Maturity Date	Amended and Restated Mortgage Loan Agreement
Lockbox (see Note 7)	Amended and Restated Cash Management Agreement
Cash Management (see Note 8)	Amended and Restated Cash Management Agreement
Prepayment Begin Date (see Notes 9 and 12)	Amended and Restated Mortgage Loan Agreement
Prepayment End Date (see Notes 10 and 12)	Amended and Restated Mortgage Loan Agreement
Open Period Begin Date (see Notes 11 and 12)	Amended and Restated Mortgage Loan Agreement
Open Period (Payments) (see Note 12)	Amended and Restated Mortgage Loan Agreement
Prepayment Type (see Note 12)	Amended and Restated Mortgage Loan Agreement
Prepayment Provision (see Note 12)	Amended and Restated Mortgage Loan Agreement
Partially Prepayable without Penalty	Amended and Restated Mortgage Loan Agreement
Partially Prepayable without Penalty Description	Amended and Restated Mortgage Loan Agreement
Day of Month Prepayment Permitted	Amended and Restated Mortgage Loan Agreement
Future Debt Allowed?	Amended and Restated Mortgage Loan Agreement
Mortgage Assumable?	Amended and Restated Mortgage Loan Agreement
Assumption Fee	Amended and Restated Mortgage Loan Agreement
Terrorism Insurance Required (Y/N)	Amended and Restated Mortgage Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy
Condominium Present?	Amended and Restated Mortgage Loan Agreement
Letter of Credit?	Amended and Restated Mortgage Loan Agreement
Release Provisions (Y/N)	Amended and Restated Mortgage Loan Agreement
Borrower Name	Amended and Restated Mortgage Promissory Note
Tenant In Common (Y/N)	Amended and Restated Mortgage Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Carve-out Guarantor	Amended and Restated Mortgage Loan Guaranty Agreement
Recourse	Amended and Restated Mortgage Loan Guaranty Agreement
Single Purpose Borrower (Y/N)	Amended and Restated Mortgage Loan Agreement
Sponsor	Amended and Restated Mortgage Loan Agreement

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics, the Depositor instructed us to use the “As Is” appraised value and related appraisal date, respectively, as shown in the applicable appraisal report Source Document for each Property with the exception of the Property identified on the Preliminary Data File as “7817 Greenbrier Road,” for which the Depositor instructed us to use the “Prospective Market Value at Stabilization” appraised value and related appraisal date, respectively, as shown in the applicable appraisal report Source Document.

3.	For the purpose of comparing the indicated characteristic for each Property, the Depositor instructed us to use the related “Footprint SF,” as shown on the Preliminary Data File.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

5.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loans that is shown in the applicable Source Document(s).

6.	For the purpose of comparing the indicated characteristics, the Depositor indicated that a loan agreement was not available for the Mezzanine B Loan and instructed us to use the corresponding Mezzanine A Loan information, as shown in the mezzanine A loan agreement Source Document, for the corresponding Mezzanine B Loan information.

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the “Prepayment Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the spread maintenance period of the prepayment string, as shown in the applicable Source Document(s).

10.	For the purpose of comparing the “Prepayment End Date” characteristic, the Depositor instructed us to use the day prior to the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

11.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Due Date” which occurs during the open period of the prepayment string, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events, partial prepayments to cure certain trigger periods or prepayments triggered by a prepayment of the Mezzanine Loans, as described in the applicable Source Document(s).

13.	For any Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:

Property	Characteristic	Provided Value

7817 Greenbrier Road	City	Huntsville

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Control Number
Loan / Property Flag
Number of Properties
Mortgage Loan Seller
Property Name
Pari Passu Split (Y/N)
Administrative Fee Rate (%)
First P&I Due Date
Cross-Collateralized (Y/N)
Crossed Group
Lockout Period
Lockout Expiration Date
Yield Maintenance Index
Yield Maintenance Discount
Yield Maintenance Margin
Yield Maintenance Calculation Method
Other Subordinate Debt Balance ($)
Other Subordinate Debt Type
Environmental Phase II
Environmental Phase II Report Date
Letter of Credit Balance ($)
Letter of Credit Description
Related Group
PML or SEL (%)
Seismic Report Date
SOFR Strike Cap
SOFR Cap Expiration
SOFR Cap Counterparty Rating (S&P / MIS / Fitch)
Loan Purpose
Ground Lease (Y/N)
Annual Ground Lease Payment ($)
Ground Lease Expiration Date
Ground Lease Extension (Y/N)
# of Ground Lease Extension Options
Ground Lease Expiration Date after all Extensions

Exhibit 3 to Attachment A

Characteristic

Effective Date
Due on Sale
Due on Encumbrance
Upfront Other Reserve ($)
Earthquake Insurance Required (Y/N)
Blanket Insurance Policy (Y/N)
Mortgage Loan Original Balance ($)
Margin
Mezzanine Debt Original Amount A ($)
Mezzanine Gross Margin A
Name of Mezzanine Lender B
Mezzanine Debt Original Amount B ($)
Mezzanine Gross Margin B
Mezzanine Debt Maturity Date B
Exit Fee
Performance Test Trigger Level
Partial Collateral Release Description
Cash Management Triggers
First Due Date
SOFR Cap Counterparty

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.